Employee benefits - Net defined benefit obligations - Funded status (Details) - Present value of defined benefit obligation [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,430	€ 3,837	€ 3,727	€ 4,009
IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	562	507	523
IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2,868	3,330	€ 3,204
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	543	502
Annuity-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	543
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,003	833
Capital-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	19
Capital-based defined benefit plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	984
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	17	68
Other post-employment benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	17
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,233	1,784
French part-time for seniors plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,233
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	634	€ 650
Other long-term benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 634